UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,633,592
County of Jefferson Alabama Sewer, Refunding RB, Senior Lien, Series A (AGM):
5.00%, 10/01/44	540	583,643
5.25%, 10/01/48	1,320	1,444,832
County of Jefferson Alabama Sewer Revenue, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,787,139

		7,449,206
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,400,120
5.00%, 12/01/37	1,000	1,139,700

		7,539,820
California — 11.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	2,480	2,966,725
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,214,490
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,562,597
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	620	632,797
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	175,822
5.25%, 8/15/49	395	430,898
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	1,340	1,381,955
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	1,655	1,759,033
Municipal Bonds	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	$860	$978,620
Senior, 5.00%, 5/15/40	6,500	7,360,405
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	447,150
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	9,710	131,085
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,360,380
0.00%, 8/01/43	2,500	709,675
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,760	2,151,987
State of California, Refunding, GO, Various Purposes, 6.50%, 4/01/33	10,645	12,994,245
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	926,533
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,573,095

		41,757,492
Colorado — 1.6%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,664,052
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,850	1,965,255
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	1,375	1,396,519

		6,025,826
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,112,193

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$1,240	$1,408,789
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,659,579

		6,068,368
District of Columbia — 5.2%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	950,495
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	3,741,595
6.75%, 5/15/40	11,500	11,498,620
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	592,009
5.25%, 10/01/44	2,000	2,185,280

		18,967,999
Florida — 5.7%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,589,529
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,781,750
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,000	1,001,040
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,154,033
Series A-1, 5.38%, 10/01/41	1,255	1,427,173
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,646,300
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	680	748,415
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,300	4,013,295
Municipal Bonds	Par (000)	Value
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	$1,895	$1,413,594

		20,775,129
Georgia — 0.5%
County of Gainesville & Hall Hospital Authority, Refunding RB, Series A, Northeast Georgia Health System, Inc. Project, 5.50%, 8/15/54 (f)	555	634,221
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,039,787

		1,674,008
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,676,426
Illinois — 22.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,751,150
Series C, 6.50%, 1/01/41	6,430	7,789,816
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	1,510	1,536,984
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 1/01/32	4,940	5,161,213
5.00%, 1/01/34	3,050	3,097,153
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	895	973,823
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	3,485	3,596,206
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,289,288
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,387,098
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	973,203
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,176,854

2	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Central Dupage Health, Series B, 5.50%, 11/01/39	$1,750	$1,975,383
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	455,023
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.50%, 6/15/15 (a)	3,055	3,173,351
5.50%, 6/15/30	7,445	7,693,737
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36 (f)	3,515	3,966,291
Senior, Series C, 5.00%, 1/01/37 (f)	3,005	3,393,547
Series A, 5.00%, 1/01/38	2,520	2,812,496
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	7,085,393
Series B-2, 5.00%, 6/15/50	2,725	2,862,068
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	610,922
6.00%, 6/01/28	1,255	1,468,011
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,716,047
Series A, 5.00%, 4/01/35	2,500	2,635,775
Series A, 5.00%, 4/01/38	3,885	4,062,622
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	767,851
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	959,820
5.00%, 4/01/44	1,050	1,162,182

		81,533,307
Indiana — 4.3%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	675	701,203
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	962,861
7.00%, 1/01/44	3,535	4,035,167
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$3,510	$4,021,161
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	512,364
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,697,278
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	1,011,679
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,370,892
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,536,685

		15,849,290
Iowa — 2.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,095,942
5.50%, 12/01/22	2,550	2,665,388
5.25%, 12/01/25	500	527,140
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,585	1,715,572
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	2,614,377

		8,618,419
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,183,374

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 7/01/43 (g)	$1,280	$871,155

		2,054,529
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,373,685
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,218,679
5.25%, 5/15/31	935	1,027,780
5.25%, 5/15/32	1,195	1,325,506
5.25%, 5/15/33	1,300	1,435,707
5.25%, 5/15/35	545	598,296

		9,979,653
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	511,594
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,240	1,369,654
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,707,248

		4,588,496
Massachusetts — 1.6%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,530	1,570,774
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,072,064
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, Series A, 5.00%, 8/01/16 (a)	$3,145	$3,386,788

		6,029,626
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,173,895
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,655,850
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien C-1, 5.00%, 7/01/44	940	986,549
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,391,092

		10,207,386
Missouri — 2.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	6,010,500
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	306,254
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,234,256
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	290,800

		7,841,810
Multi-State — 3.7%
Centerline Equity Issuer Trust (b)(h):
Series A-4-1, 5.75%, 5/15/15	1,000	1,019,610
Series A-4-2, 6.00%, 5/15/19	3,500	4,023,635
Series B-3-1, 6.00%, 5/15/15	5,000	5,098,500

4	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State (concluded)
Centerline Equity Issuer Trust (b)(h) (concluded):
Series B-3-2, 6.30%, 5/15/19	$3,000	$3,482,370

		13,624,115
Nebraska — 2.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	988,402
5.00%, 9/01/42	1,570	1,692,193
County of Hall Nebraska, School District #2, GO, Grand Island Public Schools, 5.00%, 12/15/39 (f)	2,540	2,881,071
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,380,220
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,812,577

		8,754,463
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,583,271
New Jersey — 6.9%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	2,130	2,282,934
5.25%, 9/15/29	2,130	2,255,415
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,225,570
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,405	1,556,248
5.00%, 1/01/43	2,160	2,371,291
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,760	4,003,648
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,936,969
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$570	$640,754

		25,272,829
New York — 10.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	985	12,293
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (i)	6,700	7,328,929
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	2,972,468
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	901	999,813
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,941,444
5.25%, 11/15/39	910	1,046,837
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, 5.00%, 8/01/39	4,640	5,317,533
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,509,071
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	5,300	5,387,291
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	365	377,943
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	910	951,041
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	3,625	3,671,364
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,241,540

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	$1,145	$1,178,297
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,892,136
Special Project, 6.00%, 12/01/36	1,410	1,640,140

		39,468,140
North Carolina — 4.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,512,870
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	4,465	4,741,383
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,711,508
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Aldersgate, 6.25%, 7/01/35	1,530	1,654,404
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	705,581

		15,325,746
Ohio — 2.1%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,793,136
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	779,161
Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	$3,025	$3,256,987

		7,829,284
Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,692,425
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,320	1,400,599
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,323,579
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,325,791

		7,742,394
South Carolina — 2.4%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,984,662
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	4,170	4,749,130

		8,733,792
Tennessee — 0.5%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,645,474
Texas — 14.2%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	197,760
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,350	2,732,462
Sub-Lien, 5.00%, 1/01/33	390	420,915
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,885,125

6	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	$1,675	$1,887,122
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	488,419
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,870,021
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	485	557,929
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	7,696,999
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,181,738
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	5,271,008
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (a)	6,790	7,219,943
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	4,300,668
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,610,560
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,658,218

		51,978,887
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,085	957,241

Municipal Bonds	Par (000)	Value
Utah (concluded)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A (concluded):
3.25%, 10/15/42	$1,660	$1,409,307

		2,366,548
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,912,459
6.00%, 1/01/37	3,180	3,607,201

		5,519,660
Washington — 2.3%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,621,104
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,842,753

		8,463,857
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	1,020,993
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,864,188
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	884,288
5.50%, 1/01/38	750	829,020

		5,577,496
Total Municipal Bonds — 127.3%		465,655,932

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	$2,519	$2,644,905
California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (k)	2,850	3,203,143
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	10,335	11,776,836
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,776,979
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,119,378

		19,876,336
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	4,230	4,482,615
Series C-7, 5.00%, 9/01/36	2,710	2,876,042

		7,358,657
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,616,444
Series X-3, 4.85%, 7/01/37	5,143	5,560,692

		11,177,136
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,148,755
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,797,638
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (k)	$2,219	$2,530,452
New York — 9.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,968,266
Series HH, 5.00%, 6/15/31 (k)	9,149	10,475,881
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,750	2,011,900
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,366,468
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	7,040	8,251,373

		36,073,888
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,967,443
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,197,053
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,346	3,795,877

		10,960,373
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,957	4,332,117
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,557,271
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,318,179

8	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Washington (concluded)
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	$8,113	$9,128,645

		12,446,824
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.3%		121,904,352
Total Long-Term Investments (Cost — $541,014,959) — 160.6%		587,560,284

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	2,366,972	2,366,972
Total Short-Term Securities (Cost — $2,366,972) — 0.7%		2,366,972

Value
Total Investments (Cost — $543,381,931*) — 161.3%	$589,927,256
Liabilities in Excess of Other Assets — (1.1)%	(4,114,991)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.8%)	(68,703,775)
VMTP Shares, at Liquidation Value — (41.4%)	(151,300,000)

Net Assets Applicable to Common Shares — 100.0%	$365,808,490

* As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$475,451,949

Gross unrealized appreciation	$51,120,603
Gross unrealized depreciation	(5,336,895)

Net unrealized appreciation	$45,783,708

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
D. A. Davidson & Co.	$2,881,071	$16,357
Merrill Lynch, Pierce, Fenner & Smith, Inc.	634,221	11,200
Morgan Stanley & Co. LLC	7,359,838	(12,086)

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(k)

All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1st 2016 to November 15th 2019 is $14,496,557.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	7,457,326	(5,090,354)	2,366,972	$747

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
S/F	Single-Family
RB	Revenue Bonds

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(270)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$34,302,656	$(116,394)

10	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$587,560,284	—	$587,560,284
Short-Term Securities	$2,366,972	—	—	2,366,972

Total	$2,366,972	$587,560,284	—	$589,927,256

[1] See above Schedule of Investments for values in each state.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(116,394)	—	—	$(116,394)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$341,000	—	—	$341,000
Liabilities:
TOB trust certificates	—	$(68,691,599)	—	(68,691,599)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$341,000	$(219,991,599)	—	$(219,650,599)

There were no transfers between levels during the period ended November 30, 2014.

12	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2015